Disclosure of detailed information about debt activity (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Cash interest	$ (50)
Hodgkinson Equity Corporation (HEC) [Member]
Statements Line Items
Balance upon initial recognition		$ 2,337
Accretion expense	539	265
Cash interest	(200)	(104)
Borrowings	2,837	2,498
Current portion	(375)
Non-current portion	2,462
Hodgkinson Ventures Inc. (HVI) [Member]
Statements Line Items
Balance upon initial recognition		1,039
Accretion expense	241	117
Cash interest	(93)	(46)
Borrowings	1,258	$ 1,110
Current portion	(167)
Non-current portion	$ 1,091